11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
July 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK 0000909466
Dear Sir or Madam:
On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 89 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to modify Invesco Oppenheimer Municipal Fund's investment strategies and risks and rename it "Invesco Environmental Focus Municipal Fund".
Please send all copies of all correspondence with respect to this Amendment to the undersigned or contact me at (212) 323-5231 or (Adrienne.Ruffle@invesco.com).
Very truly yours,
/s/ Adrienne M. Ruffle
Adrienne M. Ruffle Senior Counsel